Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Detail)
₺ in Millions, € in Millions, ر.ق in Millions, ر.ع. in Millions, ر.س in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, SFr in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 SGD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 SAR (ر.س)	Mar. 31, 2018 AED (د.إ)	Mar. 31, 2018 ZAR (R)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 PLN (zł)	Mar. 31, 2018 DKK (kr)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2018 MXN ($)	Mar. 31, 2018 NOK (kr)	Mar. 31, 2018 TRY (₺)	Mar. 31, 2018 CHF (SFr)	Mar. 31, 2018 OMR (ر.ع.)	Mar. 31, 2018 QAR (ر.ق)	Mar. 31, 2017 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 SGD ($)	Mar. 31, 2017 AUD ($)	Mar. 31, 2017 GBP (£)	Mar. 31, 2017 SAR (ر.س)	Mar. 31, 2017 AED (د.إ)	Mar. 31, 2017 ZAR (R)	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 PLN (zł)
At cost [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		$ 904																		$ 886
Non-designated derivative instruments		939																		889
At cost [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €	€ 134																		€ 228
Non-designated derivative instruments | €	58																		83
At cost [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £					£ 147																		£ 280
Non-designated derivative instruments | £					95																		82
At cost [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments				$ 77																		$ 129
Non-designated derivative instruments				77																		51
At cost [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			$ 6																		$ 3
At cost [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R								R 132																		R 262
At cost [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments									$ 14																		$ 41
At cost [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.س						ر.س 62																		ر.س 49
At cost [member] | Sell: Forward contracts [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | د.إ							د.إ 8																		د.إ 69
At cost [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł										zł 36																		zł 31
At cost [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr																SFr 6
At cost [member] | Sell: Forward contracts [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق																		ر.ق 11
At cost [member] | Sell: Forward contracts [member] | Turkey, New Lira
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₺															₺ 10
At cost [member] | Sell: Forward contracts [member] | Mexico, Pesos
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments													$ 61
At cost [member] | Sell: Forward contracts [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr														kr 34
At cost [member] | Sell: Forward contracts [member] | Oman, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.																	ر.ع. 3
At cost [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		182																		130
Non-designated derivative instruments		50
At cost [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £					13
Non-designated derivative instruments | £					20
At cost [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €	10
At cost [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		75
At cost [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		575																		750
At cost [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥												¥ 399
At cost [member] | Buy l forward contract [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr											kr 9
At fair value [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		951																		3,627
Non-designated derivative instruments		(360)																		1,714
At fair value [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €	(531)																		1,166
Non-designated derivative instruments | €	6																		€ (4)
At fair value [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £					(667)																		2,475
Non-designated derivative instruments | £					(56)																		£ 79
At fair value [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments				29																		154
Non-designated derivative instruments				$ 68																		$ 3
At fair value [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			$ (1)																		$ (3)
At fair value [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R								R (16)																		R (17)
At fair value [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments									$ 32																		$ 22
At fair value [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.س																								ر.س 11
At fair value [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł										zł 12
At fair value [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr																SFr 3
At fair value [member] | Sell: Forward contracts [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق																		ر.ق (3)
At fair value [member] | Sell: Forward contracts [member] | Turkey, New Lira
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₺															₺ 8
At fair value [member] | Sell: Forward contracts [member] | Mexico, Pesos
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments													$ (6)
At fair value [member] | Sell: Forward contracts [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr														kr 3
At fair value [member] | Sell: Forward contracts [member] | Oman, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.																	ر.ع. (1)
At fair value [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		5																		106
Non-designated derivative instruments		(6)
At fair value [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £					5
Non-designated derivative instruments | £					£ (2)
At fair value [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €	€ 2
At fair value [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(7)
At fair value [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		$ (417)																		$ (2,616)
At fair value [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥												¥ 6
At fair value [member] | Buy l forward contract [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr											kr (1)